Sales revenue	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Sales revenue

24.	Sales revenue

Net revenues presented in the income statement are comprised as follows:

	12/31/2025	12/31/2024
Gross sales revenue – lithium concentrate	96,101	193,229
Shipping services	9,744	4,962
	105,845	198,191

Provisional price adjustment	4,167	(46,839)
Total net sales revenue	110,012	151,352
(1)	For the year ended December 31, 2025, the amount includes: $14,013 of final price adjustment less $9,846 which includes interest on the pre-payment.

Accounting Policy

The Company primarily generates revenue from the sales of lithium oxide concentrate to customers and recognizes its revenues once all the following conditions are satisfied:

•	Identification of the contract for sale of goods or provision of services.
•	Identification of the performance obligations.
•	Determination of the contract value.
•	Determination of the value allocated to each performance obligation included int the contract; and
•	At the time performance obligation is completed.

The Company recognizes revenues from export sales when control of the product is transferred to customers, which occurs when the product is either loaded on the vessel or delivered in a customs warehouse under control of the clients. Operating revenue from the sale of goods in the regular course of business is measured at the fair value of the consideration the Company expects to receive in exchange for the delivery of the goods or services promised to the customers, using a provisional price at the time control is transferred. Accordingly, the Company’s sales are subject to provisional pricing adjustments and sales of goods revenues are estimated based on prices for lithium expected until the agreed upon settlement date, after the customer receives.

Shipment contracts are established with provisional terms and are subject to adjustments based on the prevailing spot market metal prices on a specific future date, which is established as of the date the concentrate is delivered to the customer. The final prices are generally determined based on the prevailing spot market metal prices on a specific future date, which is established as of the date the lithium is delivered to the customer. Upon transfer of control, the Company measures revenue under these contracts based on forward prices at the time of delivery and the most recent determination of the quantity of the graded lithium. This reflects the best estimate of the transaction price expected to be received at final settlement.

Where the Company sells on ‘C’ terms (e.g., Cost, Insurance and Freight or CIF and Cost and Freight or CFR), the Company is responsible (acts as principal) for providing shipping services and, in some instances, insurance after the date at which control of goods passes to the customer at the loading point. The Company therefore has separate performance obligations for freight services that are provided solely to facilitate sales of its products. The Company recognizes the shipping revenue over time as the shipping service is provided. The shipping revenue is not subject to market price fluctuation.